UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES
INVESTMENT COMPANY ACT FILE NUMBER: 811-22047

EXACT NAME OF REGISTRANT AS SPECIFIED IN CHARTER:	Calamos Global Dynamic Income Fund

ADDRESS OF PRINCIPAL EXECUTIVE OFFICES:	2020 Calamos Court, Naperville Illinois 60563

NAME AND ADDRESS OF AGENT FOR SERVICE:	John P. Calamos Sr., President Calamos Advisors LLC, 2020 Calamos Court, Naperville, Illinois 60563
REGISTRANT’S TELEPHONE NUMBER, INCLUDING AREA CODE: (630) 245-7200
DATE OF FISCAL YEAR END: October 31, 2010
DATE OF REPORTING PERIOD: January 31, 2010

ITEM 1.	SCHEDULE OF INVESTMENTS JANUARY 31, 2010 (UNAUDITED)

Calamos Global Dynamic Income Fund

 SCHEDULE OF INVESTMENTS JANUARY 31, 2010 (UNAUDITED)

PRINCIPAL
AMOUNT		VALUE

CORPORATE BONDS (21.1%)
	Consumer Discretionary (3.3%)
2,000,000	Boyd Gaming Corp. 7.125%, 02/01/16	$1,795,000
2,000,000	DISH Network Corp. 7.125%, 02/01/16	2,015,000
2,000,000	General Motors Corp. 7.200%, 01/15/11	555,000
2,000,000	Hanesbrands, Inc.‡ 3.831%, 12/15/14	1,910,000
1,000,000	Interpublic Group of Companies, Inc. 6.250%, 11/15/14	980,000
2,000,000	Jarden Corp. 7.500%, 05/01/17	2,020,000
2,000,000	Liberty Media Corp. 8.500%, 07/15/29	1,830,000
2,000,000	MGM Mirage 7.500%, 06/01/16	1,680,000
1,000,000	NetFlix, Inc.* 8.500%, 11/15/17	1,060,000
2,210,000	Royal Caribbean Cruises, Ltd. 7.500%, 10/15/27	1,942,037
1,000,000	Speedway Motorsports, Inc. 8.750%, 06/01/16	1,067,500

		16,854,537

	Consumer Staples (0.8%)
230,000	Del Monte Foods Company* 7.500%, 10/15/19	237,475
2,000,000	NBTY, Inc.~ 7.125%, 10/01/15	2,030,000
2,000,000	Smithfield Foods, Inc.~ 7.750%, 07/01/17	1,870,000

		4,137,475

	Energy (6.5%)

2,000,000	Bristow Group, Inc. 7.500%, 09/15/17	2,025,000

2,000,000	Chesapeake Energy Corp. 9.500%, 02/15/15	2,190,000
2,000,000	Complete Production Services, Inc. 8.000%, 12/15/16	1,990,000
2,850,000	Comstock Resources, Inc. 8.375%, 10/15/17	2,971,125
2,170,000	Concho Resources, Inc. 8.625%, 10/01/17	2,273,075
2,000,000	Dresser-Rand Group, Inc. 7.375%, 11/01/14	1,990,000
1,000,000	Frontier Oil Corp. 8.500%, 09/15/16	1,050,000
500,000	GulfMark Offshore, Inc. 7.750%, 07/15/14	498,750
2,500,000	Hornbeck Offshore Services, Inc.* 8.000%, 09/01/17	2,537,500
2,000,000	Mariner Energy, Inc. 11.750%, 06/30/16	2,265,000
	Petroplus Holdings, AG*
2,000,000	9.375%, 09/15/19	1,990,000
1,000,000	6.750%, 05/01/14	930,000
2,000,000	Pride International, Inc. 8.500%, 06/15/19	2,300,000
2,000,000	SEACOR Holdings, Inc. 7.375%, 10/01/19	2,083,598
2,000,000	Superior Energy Services, Inc. 6.875%, 06/01/14	1,990,000
1,500,000	Swift Energy Company 8.875%, 01/15/20	1,575,000
2,000,000	Williams Companies, Inc. 7.750%, 06/15/31	2,290,630

		32,949,678

	Financials (1.1%)
2,000,000	Ford Motor Credit Company, LLC 9.875%, 08/10/11	2,093,166
1,000,000	Janus Capital Group, Inc. 6.950%, 06/15/17	991,437
	Leucadia National Corp.
1,980,000	8.125%, 09/15/15	2,034,450
400,000	7.000%, 08/15/13	409,000

		5,528,053

	Health Care (0.8%)
2,000,000	Bio-Rad Laboratories, Inc. 8.000%, 09/15/16	2,085,000
2,000,000	HCA, Inc. 9.125%, 11/15/14	2,090,000

		4,175,000

	Industrials (3.4%)
1,000,000	Belden, Inc. 7.000%, 03/15/17	977,500
2,500,000	Deluxe Corp. 7.375%, 06/01/15	2,393,750
2,000,000	General Cable Corp. 7.125%, 04/01/17	1,975,000
1,000,000	Interline Brands, Inc. 8.125%, 06/15/14	1,010,000
1,700,000	Kansas City Southern 13.000%, 12/15/13	1,997,500
2,000,000	Manitowoc Company, Inc. 7.125%, 11/01/13	1,945,000
2,000,000	SPX Corp. 7.625%, 12/15/14	2,085,000
2,000,000	Terex Corp. 7.375%, 01/15/14	2,015,000
2,000,000	Trinity Industries, Inc. 6.500%, 03/15/14	2,025,000
680,000	Triumph Group, Inc.* 8.000%, 11/15/17	691,900

		17,115,650

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2010 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

		Information Technology (2.0%)
2,000,000		Amkor Technology, Inc. 9.250%, 06/01/16	$2,100,000
2,500,000		Jabil Circuit, Inc. 8.250%, 03/15/18	2,731,250
150,000		JDA Software Group, Inc.* 8.000%, 12/15/14	156,000
1,000,000		Lender Processing Services, Inc. 8.125%, 07/01/16	1,071,250
1,000,000		SunGard Data Systems, Inc. 9.125%, 08/15/13	1,022,500
1,000,000		ViaSat, Inc.* 8.875%, 09/15/16	1,027,500
2,000,000		Xerox Corp. 8.000%, 02/01/27	1,984,546

			10,093,046

		Materials (1.4%)
2,000,000		Anglo American, PLC* 9.375%, 04/08/14	2,424,210
1,000,000		Southern Copper Corp. 7.500%, 07/27/35	1,012,952
2,000,000		Steel Dynamics, Inc. 7.750%, 04/15/16	2,055,000
1,410,000		Terra Industries, Inc.* 7.750%, 11/01/19	1,473,450

			6,965,612

		Telecommunication Services (1.6%)
2,000,000		Frontier Communications Corp. 9.000%, 08/15/31	1,990,000
2,000,000		Leap Wireless International, Inc. 9.375%, 11/01/14	2,000,000
2,000,000		Qwest Communications International, Inc. 7.750%, 02/15/31	1,790,000
2,000,000		Windstream Corp. 8.625%, 08/01/16	2,062,500

			7,842,500

		Utilities (0.2%)
1,000,000		Edison Mission Energy 7.750%, 06/15/16	865,000

		TOTAL CORPORATE BONDS (Cost $103,631,637)	106,526,551

CONVERTIBLE BONDS (15.8%)
		Consumer Discretionary (2.0%)
1,000,000		Coinstar, Inc. 4.000%, 09/01/14	962,500
2,000,000		Gaylord Entertainment Company* 3.750%, 10/01/14	1,955,000
4,250,000		General Motors Corp. - Series C 6.250%, 07/15/33	1,081,625
5,000,000		Interpublic Group of Companies, Inc. 4.250%, 03/15/23	4,962,500
1,000,000		JAKKS Pacific, Inc.* 4.500%, 11/01/14	988,750

			9,950,375

		Consumer Staples (0.3%)
1,500,000		Smithfield Foods, Inc.~ 4.000%, 06/30/13	1,470,000

		Energy (1.2%)
1,800,000		Acergy, SA 2.250%, 10/11/13	1,833,750
22,000,000	HKD	China Petroleum & Chemical Corp. 0.000%, 04/24/14	3,126,382
1,000,000		James River Coal Company* 4.500%, 12/01/15	886,250

			5,846,382

		Financials (1.6%)
3,000,000		Affiliated Managers Group, Inc. 3.950%, 08/15/38	2,936,250
2,000,000		Health Care REIT, Inc. 4.750%, 07/15/27	2,180,000
2,000,000		Jefferies Group, Inc. 3.875%, 11/01/29	2,012,500
1,000,000		PHH Corp.* 4.000%, 09/01/14	980,000

			8,108,750

		Health Care (3.7%)
3,300,000		HLTH Corp.~ 3.125%, 09/01/25	3,795,000
5,000,000		Millipore Corp. 3.750%, 06/01/26	5,087,500
1,000,000		Onyx Pharmaceuticals, Inc. 4.000%, 08/15/16	1,042,500
6,500,000		Shire, PLCµ 2.750%, 05/09/14	6,502,526
2,000,000		Teva Pharmaceutical Industries, Ltd.µ 1.750%, 02/01/26	2,410,000

			18,837,526

		Industrials (0.9%)
1,800,000	EUR	MTU Aero Engines Holdings, AGµ 2.750%, 02/01/12	2,575,844
1,000,000		Orbital Sciences Corp. 2.438%, 01/15/27	967,500
1,000,000		United Rentals, Inc. 4.000%, 11/15/15	987,500

			4,530,844

		Information Technology (2.1%)
2,850,000	EUR	Cap Gemini, SA 1.000%, 01/01/12	1,731,484
5,500,000		Intel Corp.µ 2.950%, 12/15/35	5,218,125

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2010 (UNAUDITED)

PRINCIPAL
AMOUNT			VALUE

4,000,000		Mentor Graphics Corp. 6.250%, 03/01/26	$3,935,000

			10,884,609

		Materials (3.2%)
1,200,000		Anglo American, PLC 4.000%, 05/07/14	1,848,600
1,500,000		AngloGold Ashanti, Ltd. 3.500%, 05/22/14	1,635,000
1,550,000		Jaguar Mining, Inc.* 4.500%, 11/01/14	1,563,563
2,500,000		Newmont Mining Corp. 3.000%, 02/15/12	2,918,750
3,560,000		Sino-Forest Corp.* 4.250%, 12/15/16	3,786,950
2,860,000		Sterlite Industries, Ltd. 4.000%, 10/30/14	2,781,350
1,400,000		Xstrata, PLC 4.000%, 08/14/17	1,771,000

			16,305,213

		Telecommunication Services (0.3%)
1,350,000		NII Holdings, Inc.µ 2.750%, 08/15/25	1,358,438

		Utilities (0.5%)
1,700,000	EUR	International Power, PLC 3.250%, 07/20/13	2,478,975

		TOTAL CONVERTIBLE BONDS (Cost $85,808,329)	79,771,112

U.S. GOVERNMENT AND AGENCY SECURITIES (0.7%)
		United States Treasury Note~
2,150,000		1.500%, 10/31/10	2,170,662
1,210,000		2.125%, 04/30/10	1,216,287

		TOTAL U.S. GOVERNMENT AND AGENCY SECURITIES (Cost $3,386,136)	3,386,949

SOVEREIGN BONDS (1.1%)
350,000	BRL	Federal Republic of Brazil 10.000%, 01/01/12	1,817,972
2,000,000	AUD	Government of Australia 6.250%, 06/15/14	1,855,498
2,500,000	NZD	Government of New Zealand 6.000%, 04/15/15	1,819,440

		TOTAL SOVEREIGN BONDS (Cost $5,858,006)	5,492,910

NUMBER OF
SHARES			VALUE

CONVERTIBLE PREFERRED STOCKS (4.8%)
		Consumer Staples (1.5%)
49,000		Archer-Daniels-Midland Company 6.250%	$2,102,100
8,800		Bunge, Ltd.~ 5.125%	5,241,500

			7,343,600

		Financials (0.9%)
65,000		Affiliated Managers Group, Inc. 5.150%	2,145,000
2,800		Bank of America Corp. 7.250%	2,534,000

			4,679,000

		Health Care (1.1%)
5,000		Mylan, Inc.~ 6.500%	5,625,000

		Materials (1.3%)
32,000		Freeport-McMoRan Copper & Gold, Inc. 6.750%	3,150,400
48,000		Vale, SA 6.750%	3,624,480

			6,774,880

		TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $25,444,943)	24,422,480

NUMBER OF
UNITS			VALUE

STRUCTURED EQUITY-LINKED SECURITIES (9.9%) +*
		Energy (6.9%)
178,891		Barclays Capital, Inc. (Halliburton Company) 12.000%, 04/02/10	5,155,638
53,400		BNP Paribas, SA (Devon Energy Corp.) 12.000%, 06/17/10	3,609,306
86,000		BNP Paribas, SA (ENSCO International, Inc.) 12.000%, 07/26/10	3,454,620
102,071		BNP Paribas, SA (Suncor Energy, Inc.) 12.000%, 03/23/10	3,445,917
34,100		Credit Suisse Group (Apache Corp.) 12.000%, 04/16/10	3,415,115
52,031		Credit Suisse Group (Noble Energy, Inc.) 12.000%, 06/18/10	3,730,623
114,000		Goldman Sachs Group, Inc. (Cameron International Corp.) 12.000%, 02/16/10	4,129,080
91,500		Goldman Sachs Group, Inc. (Noble Corp.) 12.000%, 06/30/10	3,736,860
133,130		JPMorgan Chase & Company (Pride International, Inc.) 12.000%, 02/12/10	4,079,103

			34,756,262

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2010 (UNAUDITED)

NUMBER OF
UNITS			VALUE

		Health Care (0.7%)
100,000		Deutsche Bank, AG (Medtronic, Inc.) 11.000%, 05/27/10	$3,766,000

		Information Technology (1.4%)
235,500		Deutsche Bank, AG (Nokia Corp.) 12.000%, 02/19/10	3,249,900
231,000		Deutsche Bank, AG (Seagate Technology) 12.000%, 05/14/10	3,816,120

			7,066,020

		Materials (0.9%)
90,493		Credit Suisse Group (Barrick Gold Corp.) 12.000%, 04/19/10	3,225,171
15,911		JPMorgan Chase & Company (Freeport-McMoRan Copper & Gold, Inc.) 12.000%, 05/19/10	1,096,586

			4,321,757

		TOTAL STRUCTURED EQUITY-LINKED SECURITIES (Cost $48,605,897)	49,910,039

NUMBER OF
SHARES			VALUE

COMMON STOCKS (82.3%)
		Consumer Discretionary (6.4%)
41,000	EUR	Adidas, AGµ	2,089,758
23,750		Amazon.com, Inc.µ#	2,978,488
7,500		Apollo Group, Inc. - Class Aµ#	454,425
145,000	GBP	British Sky Broadcasting Group, PLCµ	1,227,924
38,500		Carnival Corp.µ#	1,283,205
30,000		CBS Corp.	387,900
31,500	CHF	Compagnie Financière Richemont, SAµ	1,066,933
400,000	AUD	Harvey Norman Holdings, Ltd.µ	1,296,445
39,000	JPY	Makita Corp.µ	1,308,532
72,000		News Corp. - Class Bµ	1,056,960
38,000		Nike, Inc. - Class Bµ	2,422,500
140,000	JPY	Nikon Corp.µ	2,872,077
83,000	JPY	Panasonic Corp.µ	1,296,819
9,000	EUR	Porsche Automobil Holding, SEµ	509,666
5,000	EUR	Puma, AG Rudolf Dassler Sport	1,530,742
110,000	JPY	Suzuki Motor Corp.µ	2,486,150
85,000	CHF	Swatch Group, AG	4,274,695
8,000		Target Corp.µ	410,160
31,000	JPY	Toyota Motor Corp.µ	1,192,369
67,500		Walt Disney Companyµ	1,994,625

			32,140,373

		Consumer Staples (8.6%)
96,000	JPY	Asahi Breweries, Ltd.µ	1,862,443
40,000		Avon Products, Inc.µ	1,205,600
53,000	EUR	Beiersdorf, AGµ	3,098,762
37,500		Coca-Cola Companyµ	2,034,375
355,000	GBP	Diageo, PLCµ	5,966,896
160	JPY	Japan Tobacco, Inc.µ	577,383
12,000		Kimberly-Clark Corp.µ	712,680
225,000	CHF	Nestlé, SA	10,665,389
23,000		PepsiCo, Inc.µ	1,371,260
45,000		Procter & Gamble Companyµ	2,769,750
52,000	GBP	Reckitt Benckiser Group, PLCµ	2,695,669
30,750		Sysco Corp.µ	860,692
53,000	GBP	Unilever, PLCµ	1,611,680
900,000	MXN	Wal-Mart de Mexico, SAB de CV	3,990,138
42,000		Wal-Mart Stores, Inc.µ	2,244,060
46,000		Walgreen Companyµ	1,658,300

			43,325,077

		Energy (9.6%)
185,000	GBP	AMEC, PLCµ	2,229,520
10,000		Apache Corp.µ	987,700
875,000	GBP	BP, PLC	8,163,794
26,000		Chevron Corp.µ	1,875,120
40,000		ConocoPhillipsµ	1,920,000
23,500		Devon Energy Corp.µ	1,572,385
95,000	EUR	ENI S.p.A.µ	2,207,926
82,500		Exxon Mobil Corp.µ	5,315,475
46,500		Halliburton Companyµ	1,358,265
31,000		Marathon Oil Corp.	924,110
24,000		Noble Corp.	967,680
15,000		Occidental Petroleum Corp.	1,175,100
57,500	NOK	Petroleum Geo-Services ASAµ#	715,536
82,300	GBP	Royal Dutch Shell, PLCµ	2,274,747
22,000		Schlumberger, Ltd.	1,396,120
122,000	NOK	StatoilHydro, ASAµ	2,737,863
128,000	CAD	Suncor Energy, Inc.µ	4,041,412
40,000	EUR	Technip, SA	2,734,441
74,000	EUR	TOTAL, SA	4,276,705
16,500		Transocean, Ltd.#	1,398,210

			48,272,109

		Financials (9.3%)
27,500		Aflac, Inc.µ	1,331,825
4,000		American International Group, Inc.#	96,920
95,000	AUD	ASX, Ltd.µ	2,856,691
135,000	EUR	Banco Santander, SAµ	1,927,927
105,000		Bank of America Corp.	1,593,900
41,000		Bank of New York Mellon Corp.	1,192,690
18,700	EUR	BNP Paribas, SAµ	1,335,870
189,615		Citigroup, Inc.µ#	629,522
29,000	EUR	Deutsche Börse, AGµ	1,900,845
201,020	EUR	EFG Eurobank Ergasias, SAµ#	1,712,657
12,000		Franklin Resources, Inc.	1,188,360
80,000	CHF	GAM Holding, Ltd.µ	915,805
8,500		Goldman Sachs Group, Inc.µ	1,264,120
19,000		Hartford Financial Services Group, Inc.	455,810

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2010 (UNAUDITED)

NUMBER OF
SHARES			VALUE

100,000	HKD	Hong Kong Exchanges and Clearing, Ltd.	$1,686,198
77,500		JPMorgan Chase & Companyµ	3,017,850
80,000	CHF	Julius Baer Group, Ltd.µ	2,659,376
99,000		Manulife Financial Corp.µ	1,815,660
360,000	JPY	Mizuho Financial Group, Inc.	694,752
48,000	EUR	Piraeus Bank, SAµ#	405,549
98,000	CAD	Power Financial Corp.µ	2,764,255
8,500		Prudential Financial, Inc.	424,915
187,500	GBP	Schroders, PLCµ	3,705,441
387,000	SGD	Singapore Exchange, Ltd.µ	2,182,803
140,000	GBP	Standard Chartered, PLCµ	3,224,723
23,000	JPY	Sumitomo Mitsui Financial Group, Inc.µ	742,374
23,500		T. Rowe Price Group, Inc.µ	1,166,070
83,750		Wells Fargo & Companyµ	2,381,013
8,300	CHF	Zurich Financial Services, AGµ	1,764,681

			47,038,602

		Health Care (11.7%)
15,000		Abbott Laboratoriesµ	794,100
60,000		Alcon, Inc.µ	9,342,600
83,000		Bristol-Myers Squibb Company	2,021,880
62,000	AUD	Cochlear, Ltd.µ	3,413,072
150,000	AUD	CSL, Ltd.µ	4,123,018
88,000	SEK	Elekta, AB - Class Bµ	2,064,429
34,250		Eli Lilly and Companyµ	1,205,600
80,000		Johnson & Johnsonµ	5,028,800
42,000		Medtronic, Inc.µ	1,801,380
144,533		Merck & Company, Inc.µ	5,518,270
70,000	DKK	Novo Nordisk, A/S - Class Bµ	4,736,228
98,000	JPY	OLYMPUS Corp.µ	2,936,367
190,000		Pfizer, Inc.µ	3,545,400
25,000	CHF	Roche Holding, AGµ	4,194,275
140,000	GBP	Shire, PLC	2,772,721
225,000	GBP	Smith & Nephew, PLCµ	2,263,503
18,500		Stryker Corp.µ	960,520
42,000		UnitedHealth Group, Inc.µ	1,386,000
17,000		Zimmer Holdings, Inc.µ#	957,440

			59,065,603

		Industrials (10.8%)
27,000		3M Companyµ	2,173,230
270,000	CHF	ABB, Ltd.µ#	4,888,032
54,000	EUR	ALSTOMµ	3,605,578
610,000	GBP	BAE Systems, PLCµ	3,421,127
28,000		Boeing Companyµ	1,696,800
35,000	EUR	Bouygues, SAµ	1,723,081
7,000		Danaher Corp.µ	499,450
14,500		General Dynamics Corp.µ	969,325
242,500		General Electric Companyµ	3,899,400
60,000		Honeywell International, Inc.µ	2,318,400
25,000		Illinois Tool Works, Inc.µ	1,089,750
100,000	JPY	JGC Corp.µ	1,866,667
160,000	JPY	Komatsu, Ltd.	3,219,638
44,000	EUR	Konecranes OYJµ	1,291,255
47,000	EUR	Krones AGµ	2,330,663
10,000		Lockheed Martin Corp.µ	745,200
30,000	EUR	MAN, AGµ	2,006,101
44,000	EUR	MTU Aero Engines Holdings, AGµ	2,276,295
14,000	EUR	Nexans, SAµ	1,119,372
10,000		Raytheon Companyµ	524,300
455,000	GBP	Rolls-Royce Group, PLCµ#	3,466,883
40,000	EUR	Royal Philips Electronics, NVµ	1,207,925
28,000	EUR	SGL Carbon, AGµ#	790,365
50,000	EUR	Siemens, AGµ	4,458,373
43,000		United Technologies Corp.µ	2,901,640

			54,488,850

		Information Technology (17.7%)
31,000		Apple, Inc.µ#	5,955,720
950,000	GBP	ARM Holdings, PLC	2,903,171
260,000	GBP	Autonomy Corp., PLCµ#	6,440,687
60,000	JPY	Canon, Inc.µ	2,345,284
29,500	EUR	Cap Gemini, SAµ	1,309,911
145,000		Cisco Systems, Inc.µ#	3,258,150
132,500		Dell, Inc.µ#	1,709,250
130,000		eBay, Inc.µ#	2,992,600
65,000		EMC Corp.µ#	1,083,550
6,250		Google, Inc.µ#	3,308,875
110,250	TWD	HTC Corp.	1,077,531
108,000		Infosys Technologies, Ltd.µ	5,606,280
185,000		Intel Corp.µ	3,589,000
15,000		International Business Machines Corp.µ	1,835,850
113,000	JPY	Konami Corp.µ	1,857,976
285,000	SEK	LM Ericsson Telephone Companyµ	2,761,909
85,000	CHF	Logitech International, SAµ#	1,435,778
93,000	TWD	MediaTek, Inc.	1,500,445
190,000		Microsoft Corp.µ	5,354,200
45,000		Motorola, Inc.µ#	276,750
20,400	JPY	Nintendo Company, Ltd.µ	5,687,567
580,000	EUR	Nokia, OYJ	7,958,811
92,000	JPY	Nomura Reasearch Institute, Ltd.µ	2,044,264
75,000		Oracle Corp.µ	1,729,500
30,393		QUALCOMM, Inc.µ	1,191,102
100,000	BRL	Redecard, SA	1,397,878
5,560	KRW	Samsung Electronics Company, Ltd.µ	3,735,824
121,500	EUR	SAP, AG	5,549,675
75,000		Symantec Corp.µ#	1,271,250
132,000	EUR	Ubisoft Entertainment, SAµ#	1,800,928

			88,969,716

		Materials (4.1%)
114,000	GBP	Anglo American, PLCµ#	4,182,783
20,500	EUR	BASF, SEµ	1,166,238

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2010 (UNAUDITED)

NUMBER OF
SHARES			VALUE

159,000	AUD	BHP Billiton, Ltd.	$5,527,555
60,000	GBP	BHP Billiton, PLCµ	1,760,117
41,000		Dow Chemical Companyµ	1,110,690
36,000		E.I. du Pont de Nemours and Companyµ	1,173,960
7,000		Freeport-McMoRan Copper & Gold, Inc.	466,830
30,000	GBP	Rio Tinto, PLCµ	1,462,955
87,000		Vale, SAµ	2,243,730
37,000	NOK	Yara International, ASAµ	1,544,746

			20,639,604

		Telecommunication Services (3.0%)
93,500		América Móvil, SAB de CVµ	4,081,275
145,000		AT&T, Inc.µ	3,677,200
96,000	EUR	France Telecom, SAµ	2,201,006
23,000		Verizon Communications, Inc.µ	676,660
2,157,000	GBP	Vodafone Group, PLC	4,608,239

			15,244,380

		Utilities (1.1%)
47,500		Duke Energy Corp.µ	785,175
10,500		Exelon Corp.µ	479,010
45,801	EUR	GDF Suezµ	1,731,791
29,000	EUR	RWE, AG	2,572,878

			5,568,854

		TOTAL COMMON STOCKS (Cost $572,273,443)	414,753,168

NUMBER OF
CONTRACTS			VALUE

PURCHASED OPTIONS (0.0%)#
		Consumer Discretionary (0.0%)
30		Amazon.com, Inc. Call, 01/21/12, Strike $130.00	82,650
170		JAKKS Pacific, Inc. Put, 06/19/10, Strike $7.50	5,525

		TOTAL PURCHASED OPTIONS (Cost $101,672)	88,175

NUMBER OF
SHARES			VALUE

SHORT TERM INVESTMENT (1.1%)
5,537,229		Fidelity Prime Money Market Fund - Institutional Class (Cost $5,537,229)	5,537,229

TOTAL INVESTMENTS (136.8%) (Cost $850,647,292)			689,888,613

LIABILITIES, LESS OTHER ASSETS (-36.8%)			(185,759,010)

NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS (100.0%)			$504,129,603

NUMBER OF
SHARES			VALUE

COMMON STOCKS SOLD SHORT (-3.7%)#
		Consumer Discretionary (-0.5%)
(16,100)		Coinstar, Inc.	$(415,863)
(44,200)		Gaylord Entertainment Company	(850,408)
(142,100)		Interpublic Group of Companies, Inc.	(917,966)
(38,000)		JAKKS Pacific, Inc.	(418,000)

			(2,602,237)

		Consumer Staples (-0.6%)
(44,300)		Bunge, Ltd.	(2,604,397)
(42,200)		Smithfield Foods, Inc.	(635,532)

			(3,239,929)

		Energy (-0.1%)
(21,500)		James River Coal Company	(336,475)

		Financials (-0.4%)
(10,800)		Affiliated Managers Group, Inc.	(654,156)
(27,000)		Jefferies Group, Inc.	(689,580)
(25,200)		PHH Corp.	(439,488)

			(1,783,224)

		Health Care (-1.4%)
(26,300)		Millipore Corp.	(1,813,911)
(251,300)		Mylan, Inc.	(4,581,199)
(16,350)		Onyx Pharmaceuticals, Inc.	(470,226)

			(6,865,336)

		Industrials (-0.1%)
(16,000)		Orbital Sciences Corp.	(252,960)
(58,500)		United Rentals, Inc.	(468,585)

			(721,545)

		Information Technology (-0.4%)
(44,600)		Mentor Graphics Corp.	(357,692)
(47,096)		WebMD Health Corp.	(1,835,802)

			(2,193,494)

		Materials (-0.2%)
(88,100)		Jaguar Mining, Inc.	(865,142)

		TOTAL COMMON STOCKS SOLD SHORT (Proceeds $19,518,762)	(18,607,382)

NUMBER OF
CONTRACTS			VALUE

WRITTEN OPTIONS (-0.3%) #
		Other (-0.3%)
		iShares MSCI EAFE Index Fund
4,500		Call, 03/20/10, Strike $57.00	(159,750)
4,500		Call, 06/19/10, Strike $56.00	(751,500)
		SPDR Trust Series 1
1,150		Call, 04/17/10, Strike $113.00	(178,825)

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund
 SCHEDULE OF INVESTMENTS JANUARY 31, 2010 (UNAUDITED)

NUMBER OF
CONTRACTS		VALUE

1,150	Call, 06/19/10, Strike $115.00	$(250,125)

	TOTAL WRITTEN OPTIONS (Premium $2,093,981)	(1,340,200)

NOTES TO SCHEDULE OF INVESTMENTS

‡	Variable rate or step bond security. The rate shown is the rate in effect at January 31, 2010.
*	Securities issued and sold pursuant to a Rule 144A transaction are excepted from the registration requirement of the Securities Act of 1933, as amended. These securities may only be sold to qualified institutional buyers (“QIBs”), such as the fund. Any resale of these securities must generally be effected through a sale that is registered under the Act or otherwise exempted from such registration requirements. At January 31, 2010, the value of 144A securities that could not be exchanged to the registered form is $65,414,762 or 13.0% of net assets applicable to common shareholders.
~	Security, or portion of security, is segregated as collateral for written options, swaps, or securities sold short aggregating a total value of $20,567,634.
µ	Security, or portion of security, is held in a segregated account as collateral for note payable aggregating a total value of $336,132,988.
+	Structured equity linked securities are designed to simulate the characteristics of the security in the parenthetical.
#	Non-income producing security.

FOREIGN CURRENCY ABBREVIATIONS

AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
DKK	Danish Krone
EUR	European Monetary Unit
GBP	British Pound Sterling
HKD	Hong Kong Dollar
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwanese Dollar

Note: Value for securities denominated in foreign currencies is shown in U.S. dollars. The principal amount for such securities is shown in the respective foreign currency. The date on options represents the expiration date of the option contract. The option contract may be exercised at any date on or before the date shown.

See accompanying Notes to Schedule of Investments

Calamos Global Dynamic Income Fund

INTEREST RATE SWAPS

					Unrealized
	Fixed Rate	Floating Rate	Termination	Notional	Appreciation/
Counterparty	(Fund Pays)	(Fund Receives)	Date	Amount	(Depreciation)

BNP Paribas, SA	2.5350% quarterly	3 month LIBOR	03/09/14	$80,000,000	$(1,236,385)

BNP Paribas, SA	2.0200% quarterly	3 month LIBOR	03/09/12	55,000,000	(1,158,888)

BNP Paribas, SA	1.8525% quarterly	3 month LIBOR	09/14/12	36,900,000	(454,026)

					$(2,849,299)

Calamos Global Dynamic Income Fund

CURRENCY EXPOSURE JANUARY 31, 2010 (UNAUDITED)
	Value	% of Total Investments

US Dollar	$402,312,160	60.1%

European Monetary Unit	75,617,397	11.3%

British Pound Sterling	64,382,580	9.6%

Japanese Yen	32,990,662	4.9%

Swiss Franc	31,864,964	4.8%

Australian Dollar	19,072,279	2.8%

Canadian Dollar	6,805,667	1.0%

Norwegian Krone	4,998,145	0.7%

Swedish Krona	4,826,338	0.7%

Hong Kong Dollar	4,812,580	0.7%

Danish Krone	4,736,228	0.7%

Mexican Peso	3,990,138	0.6%

South Korean Won	3,735,824	0.6%

Brazilian Real	3,215,850	0.5%

New Taiwanese Dollar	2,577,976	0.4%

Singapore Dollar	2,182,803	0.3%

New Zealand Dollar	1,819,440	0.3%

Total Investments Net of Common Stocks Sold Short and Written Options	$669,941,031	100.0%

Currency exposure may vary over time

NOTE 1 – ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES

Organization. Calamos Global Dynamic Income Fund (the “Fund”) was organized as a Delaware statutory trust on April 10, 2007 and is registered under the Investment Company Act of 1940 (the “1940 Act”) as a diversified, closed-end management investment company. The Fund commenced operations on June 27, 2007. The Fund’s investment objective is to generate a high level of current income with a secondary objective of capital appreciation.

Fund Valuation. The valuation of the Fund’s securities is in accordance with policies and procedures adopted by and under the ultimate supervision of the board of trustees.

Fund securities that are traded on U.S. securities exchanges, except option securities, are valued at the last current reported sales price at the time a Fund determines its net asset value (“NAV”). Securities traded in the over-the-counter market and quoted on The NASDAQ Stock Market are valued at the NASDAQ Official Closing Price, as determined by NASDAQ, or lacking a NASDAQ Official Closing Price, the last current reported sale price on NASDAQ at the time the Fund determines its NAV.

When a last sale or closing price is not available, equity securities, other than option securities, that are traded on a U.S. securities exchange and other equity securities traded in the over-the-counter market are valued at the mean between the most recent bid and asked quotations in accordance with guidelines adopted by the board of trustees. Each option security traded on a U.S. securities exchange is valued at the mid-point of the consolidated bid/ask quote for the option security, also in accordance with guidelines adopted by the board of trustees. Each over-the-counter option that is not traded through the Options Clearing Corporation is valued based on a quotation provided by the counterparty to such option under the ultimate supervision of the board of trustees.

Fixed income securities are generally traded in the over-the-counter market and are valued by independent pricing services or by dealers who make markets in such securities. Valuations of fixed income securities consider yield or price of bonds of comparable quality, coupon rate, maturity, type of issue, trading characteristics and other market data and do not rely exclusively upon exchange or over-the-counter prices.

Trading on European and Far Eastern exchanges and over-the-counter markets is typically completed at various times before the close of business on each day on which the New York Stock Exchange (“NYSE”) is open. Each security trading on these exchanges or over-the-counter markets may be valued utilizing a systematic fair valuation model provided by an independent pricing service approved by the board of trustees. The valuation of each security that meets certain criteria in relation to the valuation model is systematically adjusted to reflect the impact of movement in the U.S. market after the foreign markets close. Securities that do not meet the criteria, or that are principally traded in other foreign markets, are valued as of the last reported sale price at the time the Fund determines its NAV, or when reliable market prices or quotations are not readily available, at the mean between the most recent bid and asked quotations as of the close of the appropriate exchange or other designated time. Trading of foreign securities may not take place on every NYSE business day. In addition, trading may take place in various foreign markets on Saturdays or on other days when the NYSE is not open and on which the Fund’s NAV is not calculated.

If the pricing committee determines that the valuation of a security in accordance with the methods described above is not reflective of a fair value for such security, the security is valued at a fair value by the pricing committee, under the ultimate supervision of the board of trustees, following the guidelines and/or procedures adopted by the board of trustees.

The Fund also may use fair value pricing, pursuant to guidelines adopted by the board of trustees and under the ultimate supervision of the board of trustees, if trading in the security is halted or if the value of a security it holds is materially affected by events occurring before the Fund’s pricing time but after the close of the primary market or exchange on which the security is listed. Those procedures may utilize valuations furnished by pricing services approved by the board of trustees, which may be based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders, a computerized matrix system, or appraisals derived from information concerning the securities or similar securities received from recognized dealers in those securities.

When fair value pricing of securities is employed, the prices of securities used by a Fund to calculate its NAV may differ from market quotations or official closing prices. In light of the judgment involved in fair valuations, there can be no assurance that a fair value assigned to a particular security is accurate.

Investment Transactions. Investment transactions are recorded on a trade date basis as of January 31, 2010.

Foreign Currency Translation. Values of investments and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars using a rate quoted by a major bank or dealer in the particular currency market, as reported by a recognized quotation dissemination service.

Option Transactions. For hedging and investment purposes, the Fund may purchase or write (sell) put and call options. One of the risks associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in value should the counterparty not perform under the contract. The Fund as writer of an option bears the market risk of an unfavorable change in the price of the security underlying the written option.

Forward Foreign Currency Contracts. The Fund may engage in portfolio hedging with respect to changes in currency exchange rates by entering into foreign currency contracts to purchase or sell currencies. A forward foreign currency contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated forward rate. Risks associated with such contracts include, among other things, movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The net unrealized gain, if any, represents the credit risk to the Fund on a forward foreign currency contract. The contracts are valued daily at forward foreign exchange rates. There were no open forward currency contracts at January 31, 2010.

NOTE 2 – INVESTMENTS

The following information is presented on a federal income tax basis as of January 31, 2010. Differences between the cost basis under U.S. generally accepted accounting principles and federal income tax purposes are primarily due to temporary differences.

The cost basis of investments for federal income tax purposes at January 31, 2010 was as follows:

Cost basis of Investments	$858,325,283

Gross unrealized appreciation	24,039,811
Gross unrealized depreciation	(192,476,481)

Net unrealized appreciation (depreciation)	$(168,436,670)

NOTE 3 – SHORT SALES

Securities sold short represent obligations to deliver the securities at a future date. The Fund may sell a security it does not own in anticipation of a decline in the value of that security before the delivery date. When a Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.

To secure its obligation to deliver to the broker-dealer the securities sold short, the Fund must segregate an amount of cash or liquid securities with its custodian equal to any excess of the current market value of the securities sold short over any cash or liquid securities deposited as collateral with the broker in connection with the short sale (not including the proceeds of the short sale). As a result of that requirement, the Fund will not gain any leverage merely by selling short, except to the extent that it earns interest or other income or gains on the segregated cash or liquid securities while also being subject to the possibility of gain or loss from the securities sold short.

NOTE 4 – BORROWINGS

On May 12, 2008, the Fund issued floating rate extendible senior secured notes, which were placed by Wachovia Securities. The aggregate amount of the notes issued was $300 million. Interest was charged at quarterly LIBOR (London Inter-bank Offered Rate) plus .50% on the amount of extendible senior secured notes. The Fund also paid a facility fee of .75% and a one-time agency fee of 1.00%.

The Fund, with the approval of its board of trustees, including its independent trustees, has entered into a financing package that includes a Committed Facility Agreement (the Agreement) with BNP Paribas Prime Brokerage, Inc. (as successor to Bank of America N.A.) (“BNP”) that allows the Fund to borrow up to an initial limit of $300,000,000. Borrowings under the Agreement are secured by assets of the Fund that are held with the Fund’s custodian in a separate account (the “pledged collateral”). Interest is charged at the quarterly LIBOR (London Inter-bank Offered Rate) plus .95% on the amount borrowed and .85% on the undrawn balance. For the period ended January 31, 2010, the average borrowings and the average interest rate were $191,000,000 and 1.24%, respectively. As of January 31, 2010, the amount of such outstanding borrowings is $191,000,000. The interest rate applicable to the borrowings on January 31, 2010 was 1.20%.

NOTE 5 – INTEREST RATE SWAPS

The Fund may engage in interest rate swaps primarily to manage duration and yield curve risk, or as alternatives to direct investments, or to hedge the interest rate risk on the fund’s borrowings (see Note 4 – Borrowings). An interest rate swap is a contract that involves the exchange of one type of interest rate for another type of interest rate. Three main types of interest rate swaps are coupon swaps (fixed rate to floating rate in the same currency); basis swaps (one floating rate index to another floating rate index in the same currency); and cross-currency interest rate swaps (fixed rate in one currency to floating rate in another). In the case of a coupon swap, a Fund may agree with a counterparty that the Fund will pay a fixed rate (multiplied by a notional amount) while the counterparty will pay a floating rate multiplied by the same notional amount. If interest rates rise, resulting in a diminution in the value of the Fund’s portfolio, the Fund would receive payments under the swap that would offset, in whole or in part, such diminution in value; if interest rates fall, the Fund would likely lose money on the swap transaction. Swap agreements are stated at fair value. Notional principal amounts are used to express the extent of involvement in these transactions, but the amounts potentially subject to credit risk are much smaller. In connection with these contracts, securities may be identified as collateral in accordance with the terms of the respective swap contracts in the event of default or bankruptcy.

NOTE 6 – STRUCTURED EQUITY LINKED SECURITIES

The Fund may also invest in structured equity-linked securities created by third parties, typically investment banks. Structured equity linked securities created by such parties may be designed to simulate the characteristics of traditional convertible securities or may be designed to alter or emphasize a particular feature. Traditional convertible securities typically offer stable cash flows with the ability to participate in capital appreciation of the underlying common stock. Because traditional convertible securities are exercisable at the option of the holder, the holder is protected against downside risk. Structured equity-linked securities may alter these characteristics by offering enhanced yields in exchange for reduced capital appreciation or less downside protection, or any combination of these features. Structured equity-linked instruments may include structured notes, equity-linked notes, mandatory convertibles and combinations of securities and instruments, such as a debt instrument combined with a forward contract.

NOTE 7 – VALUATIONS

Various inputs are used to determine the value of the Fund’s investments. These inputs are categorized into three broad levels as follows:

•	Level 1 assets and liabilities use inputs from unadjusted quoted prices from active markets (including securities actively traded on a securities exchange).

•	Level 2 assets and liabilities reflect inputs other than quoted prices, but use observable market data (including quoted prices of similar securities, interest rates, credit risk, etc.).

•	Level 3 assets and liabilities are valued using unobservable inputs (including the Fund’s own judgments about assumptions market participants would use in determining fair value).

The following is a summary of the inputs used in valuing the Fund’s holdings at fair value:

		Value of
	Value of	Investment	Other
	Investment	Securities	Financial
Valuation Inputs	Securities	Sold Short	Instruments

Level 1 – Quoted Prices
Common Stocks	$174,723,575	$(18,607,382)	$—
Convertible Preferred Stocks	17,035,980	—	—
Written Options	—	—	(1,340,200)
Purchased Options	88,175	—	—
Short Term Investments	5,537,229	—	—
Level 2 – Other significant observable inputs
Common Stocks	240,029,593	—	—
Convertible Bonds	79,771,112	—	—
Corporate Bonds	106,526,551	—	—
U.S. Government and Agency Securities	3,386,949	—	—
Sovereign Bonds	5,492,910	—	—
Convertible Preferred Stocks	7,386,500	—	—
Structured Equity-Linked Securities	49,910,039	—	—
Interest Rate Swaps	—	—	(2,849,299)

Total	$689,888,613	$(18,607,382)	$(4,189,499)

ITEM 2. CONTROLS AND PROCEDURES.
a) The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-Q was recorded, processed, summarized, and reported timely.
b) There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.
ITEM 3. EXHIBITS.
(a)	Certification of Principal Executive Officer.

(b)	Certification of Principal Financial Officer.

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Calamos Global Dynamic Income Fund

By:	/s/ John P. Calamos, Sr.

Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	March 23, 2010

By:	/s/ Nimish S. Bhatt

Name:	Nimish S. Bhatt
Title:	Principal Financial Officer
Date:	March 23, 2010
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

Calamos Global Dynamic Income Fund

By:	/s/ John P. Calamos, Sr.

Name:	John P. Calamos, Sr.
Title:	Principal Executive Officer
Date:	March 23, 2010

By:	/s/ Nimish S. Bhatt

Name:	Nimish S. Bhatt
Title:	Principal Financial Officer
Date:	March 23, 2010